UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21853

Northern Lights Variable Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 490-4300

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2024

Item 1. Reports to Stockholders.

(a)

Bain Capital Equity Opportunities Fund

Class 1

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Bain Capital Equity Opportunities Fund for the period of October 28, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.baincapitalequityopportunitiesfund.com/. You can also request this information by contacting us at 877-322-0576.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$134	1.35%

How did the Fund perform during the reporting period?

The Fund launched October 28, 2024 and generated a net return of -1.30% for the stub-period ending December 31, 2024. Comparatively, the MSCI World Index was down -0.03% for the period. Markets significantly pulled back during the month of December and the Fund’s core sector exposures were broadly negative, offsetting gains made the month prior in November. Exposures to the consumer, financial, industrial and technology sectors all detracted from performance for the period on a mark-to-market basis, while exposure to the media/telecommunications sector was modestly positive. The investment manager sought to capitalize on the market’s volatility during Fund’s first two months to establish core position exposures in line with our intermediate-term investment horizon. These exposures include attractive, high discovery value opportunities in middle and lower-large capitalization companies across the fund’s target industry verticals. These opportunities include industrial electrification/clean power, AI infrastructure, global alternative asset management, clean technology, sports/media franchise value and consumer facing opportunities in asset light lodging, value-for money retail and service businesses. The investment manager also believes the market environment for “self- help” opportunities should continue to improve as corporate action and deal-making expands. In this regard, the Fund added meaningful long exposure to two situations where the companies, leaders in their respective industries, announced scale acquisitions the investment manager expects to be accretive to forward earnings.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Bain Capital Equity Opportunities Fund
MSCI World Index
S&P 500® Index
$15,000
$10,000
$5,000
$0
$10,126
$9,997
$9,870
Oct-2024
Dec-2024

	Bain Capital Equity Opportunities Fund	MSCI World Index	S&P 500® Index
Oct-2024	$10,000	$10,000	$10,000
Dec-2024	$9,870	$9,997	$10,126

Average Annual Total Returns

Since Inception (October 28, 2024)
Bain Capital Equity Opportunities Fund	-1.30%
MSCI World Index	-0.03%
S&P 500® Index	1.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,296,637
  Number of Portfolio Holdings30
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$0
  Portfolio Turnover39%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.1%
Money Market Funds	3.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
32.4%
Financials
23.3%
Technology
14.1%
Consumer Discretionary
11.8%
Consumer Staples
10.7%
Communication Services
7.2%
Money Market Funds
4.0%
Liabilities in Excess of Other Assets
-3.5%

Value	Value
Liabilities in Excess of Other Assets	-3.5%
Money Market Funds	4.0%
Communication Services	7.2%
Consumer Staples	10.7%
Consumer Discretionary	11.8%
Technology	14.1%
Financials	23.3%
Industrials	32.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rolls-Royce Holdings plc	7.5%
Liberty Media Corp-Liberty Formula One - Class C	7.2%
Performance Food Group Company	5.4%
Haleon plc	5.3%
Arthur J Gallagher & Company	5.2%
DSV A/S	4.7%
Burlington Stores, Inc.	4.1%
Crane Company	4.0%
Cadence Design Systems, Inc.	4.0%
KKR & Company, Inc.	3.8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Bain Capital Equity Opportunities Fund - Class 1

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.baincapitalequityopportunitiesfund.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Bain Capital Equity Opportunities Fund

Class 2

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Bain Capital Equity Opportunities Fund for the period of October 28, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.baincapitalequityopportunitiesfund.com/. You can also request this information by contacting us at 877-322-0576.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$159	1.60%

How did the Fund perform during the reporting period?

The Fund launched October 28, 2024 and generated a net return of -1.30% for the stub-period ending December 31, 2024. Comparatively, the MSCI World Index was down -0.03% for the period. Markets significantly pulled back during the month of December and the Fund’s core sector exposures were broadly negative, offsetting gains made the month prior in November. Exposures to the consumer, financial, industrial and technology sectors all detracted from performance for the period on a mark-to-market basis, while exposure to the media/telecommunications sector was modestly positive. The investment manager sought to capitalize on the market’s volatility during Fund’s first two months to establish core position exposures in line with our intermediate-term investment horizon. These exposures include attractive, high discovery value opportunities in middle and lower-large capitalization companies across the fund’s target industry verticals. These opportunities include industrial electrification/clean power, AI infrastructure, global alternative asset management, clean technology, sports/media franchise value and consumer facing opportunities in asset light lodging, value-for money retail and service businesses. The investment manager also believes the market environment for “self- help” opportunities should continue to improve as corporate action and deal-making expands. In this regard, the Fund added meaningful long exposure to two situations where the companies, leaders in their respective industries, announced scale acquisitions the investment manager expects to be accretive to forward earnings.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Bain Capital Equity Opportunities Fund	MSCI World Index	S&P 500® Index
Oct-2024	$10,000	$10,000	$10,000
Dec-2024	$9,870	$9,997	$10,126

Average Annual Total Returns

Since Inception (October 28, 2024)
Bain Capital Equity Opportunities Fund	-1.30%
MSCI World Index	-0.03%
S&P 500® Index	1.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,296,637
  Number of Portfolio Holdings30
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$0
  Portfolio Turnover39%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.1%
Money Market Funds	3.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.5%
Money Market Funds	4.0%
Communication Services	7.2%
Consumer Staples	10.7%
Consumer Discretionary	11.8%
Technology	14.1%
Financials	23.3%
Industrials	32.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rolls-Royce Holdings plc	7.5%
Liberty Media Corp-Liberty Formula One - Class C	7.2%
Performance Food Group Company	5.4%
Haleon plc	5.3%
Arthur J Gallagher & Company	5.2%
DSV A/S	4.7%
Burlington Stores, Inc.	4.1%
Crane Company	4.0%
Cadence Design Systems, Inc.	4.0%
KKR & Company, Inc.	3.8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Bain Capital Equity Opportunities Fund - Class 2

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.baincapitalequityopportunitiesfund.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $15,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 - $4,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2024, and 2023, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2024, and 2023, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Bain Capital Equity Opportunities Fund

A series of the Northern Lights Variable Trust

Annual Financial Statements

and

Additional Information

December 31, 2024

Distributed by Northern Lights Distributors, LLC

Member FINRA

BAIN CAPITAL EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE – 12.0%
173	HEICO Corporation	$41,129
232	Loar Holdings, Inc.(a)	17,147
13,724	Rolls-Royce Holdings plc(a)	97,730
		156,006
	ASSET MANAGEMENT - 2.9%
5,401	Melrose Industries plc	37,460

	BANKING - 3.4%
13,129	Barclays plc	44,091

	CAPITAL MARKETS - 3.8%
333	KKR & Company, Inc.	49,254

	E-COMMERCE DISCRETIONARY - 2.1%
1,235	Coupang, Inc.(a)	27,145

	ELECTRICAL EQUIPMENT - 5.8%
133	GE Vernova, LLC	43,748
75	Hubbell, Inc.	31,417
		75,165
	ENGINEERING & CONSTRUCTION - 5.9%
93	Comfort Systems USA, Inc.	39,438
922	Tetra Tech, Inc.	36,732
		76,170
	ENTERTAINMENT - 1.3%
129	Live Nation Entertainment, Inc.(a)	16,706

	HOUSEHOLD PRODUCTS - 5.3%
14,558	Haleon plc	68,809

	INSURANCE - 9.6%
236	Arthur J Gallagher & Company	66,989
486	Equitable Holdings, Inc.	22,925

See accompanying notes to financial statements.

BAIN CAPITAL EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSURANCE - 9.6% (Continued)
162	Reinsurance Group of America, Inc.	$34,608
		124,522
	LEISURE FACILITIES & SERVICES - 4.3%
184	Hyatt Hotels Corporation, Class A	28,884
267	Wyndham Hotels & Resorts, Inc.	26,911
		55,795
	MACHINERY - 4.0%
341	Crane Company	51,747

	PUBLISHING & BROADCASTING - 7.2%
1,011	Liberty Media Corp-Liberty Formula One(a)	93,679

	RETAIL - DISCRETIONARY - 4.1%
187	Burlington Stores, Inc.(a)	53,306

	SEMICONDUCTORS - 5.0%
292	Marvell Technology, Inc.	32,251
167	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	32,981
		65,232
	SOFTWARE - 9.1%
171	Cadence Design Systems, Inc.(a)	51,379
90	Microsoft Corporation	37,935
59	Synopsys, Inc.(a)	28,636
		117,950
	SPECIALTY FINANCE - 3.6%
260	Capital One Financial Corporation	46,363

	TRANSPORTATION & LOGISTICS - 4.7%
286	DSV A/S	60,722

	WHOLESALE - CONSUMER STAPLES - 5.4%
835	Performance Food Group Company(a)	70,599

See accompanying notes to financial statements.

BAIN CAPITAL EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)

	TOTAL COMMON STOCKS (Cost $1,302,555)	$1,290,721

Shares		Fair Value
	SHORT-TERM INVESTMENT — 4.0%
	MONEY MARKET FUND - 4.0%
51,851	Goldman Sachs Financial Square Government Fund, Class FST, 4.28% (Cost $51,851)(b)	51,851

	TOTAL INVESTMENTS - 103.5% (Cost $1,354,406)	$1,342,572
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%	(45,935)
	NET ASSETS - 100.0%	$1,296,637

A/S	- Aktieselskab

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes to financial statements.

Bain Capital Equity Opportunites Fund
Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in securities, at cost	$1,354,406
Investments in securities, at fair value	$1,342,572
Foreign currency, at fair value (Cost $21)	21
Deferred offering costs	31,136
Interest and dividends receivable	396
Receivable due from advisor	36,020
Total Assets	1,410,145

Liabilities:
Payable for securities purchased	46,829
Accrued distribution (12b-1) fees	176
Payable to related parties	27,163
Accrued expenses and other liabilities	39,340
Total Liabilities	113,508
Net Assets	$1,296,637

Components of Net Assets:
Paid-in capital	$1,312,814
Accumulated loss	(16,177)
Net Assets	$1,296,637

Net Asset Value Per Share
Class 1 Shares:
Net assets	$10
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.87	(a)

Class 2 Shares:
Net assets	$1,296,627
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	131,398

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.87

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

Bain Capital Equity Opportunites Fund
Statement of Operations
For the Period Ended December 31, 2024*

Investment Income:
Dividend income	$140
Interest income	453
Total Investment Income	593

Expenses:
Investment advisory fees	881
Distribution fees (12b-1)
Class 2 Shares	176
Audit fees	19,000
Administrative and accounting service fees	17,410
Transfer agent fees	9,733
Offering fees	7,000
Trustees’ fees	4,551
Legal fees	13,672
Printing and postage expense	2,540
Custody Fee	1,524
Professional fees	565
Insurance expense	64
Registration & filing fees	30
Miscellaneous fees and expenses	1,121
Total Expenses	78,267
Expenses waived/reimbursed by the Advisor	(77,083)
Net Expenses	1,184
Net Investment Loss	(591)

Realized and Unrealized Loss on Investments
Net realized loss on investments	(5,570)
Net change in unrealized depreciation on investments	(11,834)
Net Realized and Unrealized Loss on Investments	(17,404)

Net Decrease in Net Assets Resulting from Operations	$(17,995)

*	The Bain Capital Equity Opportunites Fund commenced operations on October 25, 2024

See accompanying notes to financial statements.

Bain Capital Equity Opportunites Fund
Statements of Changes in Net Assets

Period Ended
December 31, 2024*
Decrease in Net Assets:
From Operations:
Net investment loss	$(591)
Net realized loss on investments	(5,570)
Net change in unrealized depreciation on investments	(11,834)
Net decrease in net assets resulting from operations	(17,995)

From Shares of Beneficial Interest:
Proceeds from shares sold:
Class 1	10
Class 2	1,317,293
Payments for shares redeemed:
Class 2	(2,671)
Net increase in net assets from share transactions of beneficial interest	1,314,632
Total Increase In Net Assets	1,296,637

Net Assets:
Beginning of period*	—
End of period	$1,296,637

SHARE ACTIVITY
Class 1
Shares Sold	1
Net decrease in shares of beneficial interest outstanding	1

Class 2
Shares Sold	131,664
Shares Redeemed	(266)
Net increase in shares of beneficial interest outstanding	131,398

*	The Bain Capital Equity Opportunites Fund commenced operations on October 25, 2024

See accompanying notes to financial statements.

Bain Capital Equity Opportunites Fund
Financial Highlights

Selected data based on a share outstanding throughout the period indicated.

	Class 1 Shares
	Period Ended
	December 31, 2024(a)
Net asset value, beginning of period	$10.00
Losses from investment operations:
Net investment loss(b)	(0.03)
Net realized and unrealized loss on investments	(0.10)
Total loss from investment operations	(0.13)
Net asset value, end of period	$9.87
Total return(c)	(1.30	)% (g)
Ratios and Supplemental Data:
Net assets, end of period	$10
Ratio of total expenses to average net assets(d)(e)	105.47	% (h)
Ratio of net expenses to average net assets(e)	1.35	% (h)
Ratio of net investment loss to average net assets(f)	-(1.05	)% (h)
Portfolio turnover rate	39	% (g)

(a)	The Bain Capital Equity Opportunites Fund commenced operations on October 25, 2024.

(b)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(e)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(f)	The recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

Bain Capital Equity Opportunites Fund
Financial Highlights

Selected data based on a share outstanding throughout the period indicated.

	Class 2 Shares
	Period Ended
	December 31, 2024(a)
Net asset value, beginning of period	$10.00
Losses from investment operations:
Net investment loss(b)	(0.01)
Net realized and unrealized loss on investments	(0.12)
Total loss from investment operations	(0.13)
Net asset value, end of period	$9.87
Total return(c)	(1.30	)% (g)
Ratios and Supplemental Data:
Net assets, end of period	$1,296,627
Ratio of total expenses to average net assets(d)(e)	105.72	% (h)
Ratio of net expenses to average net assets(e)	1.60	% (h)
Ratio of net investment loss to average net assets(f)	-(0.80	)% (h)
Portfolio turnover rate	39	% (g)

(a)	The Bain Capital Equity Opportunites Fund commenced operations on October 25, 2024.

(b)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(e)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(f)	The recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

 Bain Capital Equity Opportunities Fund

Notes to Financial Statements

December 31, 2024

1.	ORGANIZATION

The Bain Capital Equity Opportunities Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is intended, in part, to be a funding vehicle for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of the Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Fund pays its own expenses. The Fund seeks to provide capital appreciation over a multi-year market cycle, generally 3-5 years. The Fund commenced operations on October 25, 2024.

The Fund currently offers two classes of shares: Class 1 Shares, and Class 2 Shares. Each class represents an interest in the same assets of the Fund, and has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Operating Segments- The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Advisor in the case of securities for which the Advisor provides a fair value determination, at 4:00 pm ET or the nearest time prior to the Valuation Time, at which such foreign currency quotations are available.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their

Bain Capital Equity Opportunities Fund

Notes to Financial Statements (Continued)

December 31, 2024

fair value to the methods established by the board of directors of the Underlying Funds. Open -end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non- traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Bain Capital Equity Opportunities Fund

Notes to Financial Statements (Continued)

December 31, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for the Fund’s investments measured at fair value:

Bain Capital Equity Opportunities Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$1,290,721	$—	$—	$1,290,721
Short-Term Investment	51,851	—	—	51,851
Total	$1,342,572	$—	$—	$1,342,572

The Fund did not hold any Level 3 securities during the period ended December 31, 2024.

*	Refer to the Schedule of Investments for security classifications.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance

Foreign Currency Risk - Foreign securities and currency strategies will subject the Portfolio to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Bain Capital Equity Opportunities Fund

Notes to Financial Statements (Continued)

December 31, 2024

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s December 31, 2024 year-end tax return. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits can exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Fund.

Organizational and Offering Costs - Organizational costs are charged to expense as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized into expense over 12 months using the straight-line method.

3.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities, amounted to $1,489,975 and $182,979 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Bain Capital Public Equity, LP, serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, the Advisor, on behalf of the Fund, under the oversight of the Board, directs the daily investment operations of the Fund and supervises the performance of administrative and professional services provided by others. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, on behalf of the Fund, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee in accordance with the incremental advisory fee schedule

Bain Capital Equity Opportunities Fund

Notes to Financial Statements (Continued)

December 31, 2024

below based on the Fund’s average daily net assets. For the period ended December 31, 2024, the Advisor earned $881 in advisory fees.

Incremental
Advisory
Net Assets of the Fund	Fee
$0-$150 million	1.25%
$150 million - $400 million	1.20%
$400 million - $600 million	1.15%
$600 million - $800 million	1.10%
$800 million - $1 billion	1.05%
$1 billion +	1.00%

The Adviser has contractually agreed to waive its management fees to limit Fund expenses, until April 30, 2026 so that the total annual operating expenses (including organizational and offering costs) of the Fund (excluding any brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses) of the Fund do not exceed 1.35% and 1.60% for Class 1 and Class 2 shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed) if such recoupment does not cause the Fund to exceed existing expense limitations or the limitations in place at the time the reduction was originally made. During the period ended December 31, 2024 the Advisor waived $77,083 in fees pursuant to the agreement.

As of December 31, 2024, the Advisor may recapture $77,083 through December 31, 2027.

The Fund expenses organization costs as incurred. Offering costs include insurance fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. These organization and offering costs were advanced by the Adviser and the Adviser has agreed to reimburse the Fund for these expenses, subject to potential recovery as described above. The total amount of the organization costs and deferred offering costs incurred by the Fund were $7,000 and $31,136, respectively.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for Class 2 shares. The fee is calculated at an annual rate of 0.25% of the average daily net assets attributable to Fund’s Class 2 shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the period ended December 31, 2024, the Fund paid $176 in distribution fees under the Plan.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with UFS, the Fund pays to UFS a monthly fee for all operating expenses of the Fund, which is calculated by the Fund on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees. Certain Officers of the Trust are also Officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

For the period ended December 31, 2024, the Fund accrued Trustees fees in the amount of $4,551 on behalf of the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from UFS under the administrative servicing agreement.

Bain Capital Equity Opportunities Fund

Notes to Financial Statements (Continued)

December 31, 2024

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from UFS under the administrative servicing agreement.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, John Hancock Life Insurance Company held 100% of the voting securities of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The table below represents aggregate cost for federal tax purposes for the Fund as of December 31, 2024 and differs from market value by net unrealized appreciation/depreciation which consisted of:

			Tax Net
Cost of Federal	Unrealized	Unrealized	Unrealized
Tax Purposes	Appreciation	Depreciation	Appreciation
$1,357,697	$4,301	$(19,426)	$(15,125)

There were no Fund distributions for the period ended December 31, 2024.

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated/Deficits)
$—	$—	$(1,052)	$—	$—	$(15,125)	$(16,177)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,052.

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, resulted in reclassifications for the period ended December 31, 2024, as follows:

Paid
In	Accumulated
Capital	Deficit
$(1,818)	$1,818

7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

Board of Trustees of Northern Lights Variable Trust and

the Shareholders of Bain Capital Equity Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Bain Capital Equity Opportunities Fund (the Fund), including the schedule of investments, as of December 31, 2024, the related statements of operations and changes in net assets for the period from October 25, 2024 (commencement of operations) to December 31, 2024, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for the period October 25, 2024 (commencement of operations) through December 31, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations and changes in net assets for the period from October 25, 2024 (commencement of operations) through December 31, 2024, and the financial highlights for the period October 25, 2024 (commencement of operations) through December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Bain Capital Public Equity, LP advised investment companies since 2024.

Denver, Colorado

February 28, 2025

Bain Capital Equity Opportunities Fund

ADDITIONAL INFORMATION (Unaudited)

December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

In connection with the regular meeting held on September 25-26, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Bain Capital Public Equity, LP (“Bain”) and the Trust, with respect to the Bain Capital Equity Opportunities Fund (“Bain Equity” or the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that Bain was formed in 1996, had approximately $3.1 billion in assets under management (“AUM”) across three hedge funds, several separately managed accounts, and other investment vehicles, and was a wholly owned subsidiary of Bain Capital, LP, a private investment firm with approximately $185 billion in AUM. The Trustees further noted that Bain proposed to employ a rigorous research and due diligence process conducted by sector teams that involved engaging with management teams, financial analysis, and valuation modelling. The Trustees reviewed the backgrounds of the key investment personnel who would be responsible for servicing the Fund and acknowledged that the team was robust and composed of highly experienced and well-credentialled professionals. The Trustees noted that Bain had internal investor relations, technology, and compliance groups. The Trustees agreed that Bain was part of a large firm with abundant intellectual and technological resources to support Bain’s management of the Fund. The Trustees concluded that they expected Bain to provide a high level of quality services to the Fund for the benefit of its future shareholders.

Performance. The Trustees noted that as Bain Equity had not yet commenced operations, there was no performance for the Fund. The Trustees considered the performance of a pooled investment vehicle managed by Bain, and pro forma hypothetical strategy performance, both of which applied investment strategies similar to the expected strategy for Bain Equity as information

Bain Capital Equity Opportunities Fund

ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2024

relevant to Bain Equity’s prospects, noting the strong performance of each against the expected benchmark for the Fund. The Trustees concluded that Bain had sufficient experience and expertise to deliver reasonable returns for the benefit of Bain Equity’s future shareholders.

Fees and Expenses. The Trustees observed that Bain proposed to charge Bain Equity an annual advisory fee of 1.25% (with breakpoints beginning at $150 million), which was the highest in the Fund’s category. The Trustee’s also observed that the Fund was expected to have a Class 1 net expense ratio of 1.35%, which was also the highest in the Fund’s category. The Trustees acknowledged that Bain had agreed to limit operating expenses to 1.35% and 1.60% for the Fund’s Class 1 and Class 2 shares respectively for the Fund’s first 12 months of operations. The Trustees also considered that the Fund had been designed as a premium “hedge fund long only” equity strategy, and that Bain represented to the Trustees that the Fund’s direct market peers, which employed hedge fund long only equity strategies, charged fees comparable to the proposed fee. They also considered that the comparable private fund managed by Bain was charged a comparable fee. The Trustees agreed that the Fund’s expected fees and expenses were not unreasonable.

Economies of Scale. The Trustees considered that, as Bain Equity had not yet commenced operations, Bain had not achieved economies of scale with respect to Bain Equity. The Trustees acknowledged that Bain had proposed multiple breakpoints in the fee based on AUM growth and that the breakpoints provided savings to the shareholders as economies were realized by Bain. The Trustees agreed that the breakpoints were appropriate.

Profitability. The Trustees noted that, as Bain Equity had not yet commenced operations, there was no profitability information with respect to the Fund. The Trustees considered the pro-forma profit report included in the Meeting Materials, noting that during the initial two-year term of the relationship between Bain and Bain Equity, Bain expected to incur a reasonable profit with respect to such relationship. The Trustees concluded that they did not believe that Bain’s relationship with Bain Equity would not be excessively profitable during its initial two-year period.

Conclusion. Having requested and received such information from Bain as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval of the Advisory Agreement between NLVT and Bain on behalf of Bain Equity was in the best interests of the Fund and its future shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

INVESTMENT ADVISOR

Bain Capital Public Equity, LP

200 Clarendon Street

Boston, MA 02116

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Variable Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	03/05/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	03/05/25

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	03/05/25